CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash and cash equivalents
- Cash on hand		¥ 2		¥ 71
- Cash at bank	671	4,751		31,154
Short-term deposits				470
Total Cash and cash equivalent	$ 671	¥ 4,753	$ 4,478	¥ 31,695	¥ 58,359	¥ 56,580